Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 416,663	$ 405,626
Amounts of financial assets offset on the balance sheet	77,582	36,632
Net amount of financial liabilities presented on the balance sheet	339,081	368,994
Impact of master netting agreements	57,203	69,338
Financial collateral pledged	271,638	289,103
Net amount	10,240	10,553
Amounts not subject to enforceable netting arrangements	14,731	15,330
Total amount recognized on the balance sheet	353,812	384,324
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	338,737	309,130
Amounts of financial assets offset on the balance sheet	77,028	35,783
Net amount of financial liabilities presented on the balance sheet	261,709	273,347
Impact of master netting agreements	101	36
Financial collateral pledged	261,135	272,871
Net amount	473	440
Amounts not subject to enforceable netting arrangements	492	884
Total amount recognized on the balance sheet	262,201	274,231
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	77,514	96,138
Amounts of financial assets offset on the balance sheet	314	657
Net amount of financial liabilities presented on the balance sheet	77,200	95,481
Impact of master netting agreements	57,101	69,300
Financial collateral pledged	10,503	16,232
Net amount	9,596	9,949
Amounts not subject to enforceable netting arrangements	14,239	14,446
Total amount recognized on the balance sheet	91,439	109,927
Other liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	412	358
Amounts of financial assets offset on the balance sheet	240	192
Net amount of financial liabilities presented on the balance sheet	172	166
Impact of master netting agreements	1	2
Net amount	171	164
Total amount recognized on the balance sheet	$ 172	$ 166